Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
RBC Capital Markets, LLC
(together, the “Specified Parties”)

Re:         BMW Vehicle Owner Trust 2022-A – Data File and XML Data File Procedures

We have performed the procedures described below on the:

(i)
specified attributes in an electronic data file entitled “2022-A Initial pool cut to KPMG $2BB assets 03-28- 22.csv” provided by the Company on March 22, 2022, containing information on 65,636 automobile retail installment sale contracts (the “Receivables”) as of February 28, 2022 (the “Data File”) and

(ii)
specified attributes in an electronic data file entitled “2022-A ALD REVISED KPMG Sample Population as of 2-28-2022.csv” provided by the Company on March 28, 2022, containing information on the Selected Receivables (defined below) as of February 28, 2022 (the “XML Data File”)

which we were informed are intended to be included as collateral in the offering by BMW Vehicle Owner Trust 2022-A. The Company is responsible for the specified attributes identified by the Company in the Data File and XML Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File and XML Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $0.01 and dates were within 1 day, unless otherwise stated.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Cutoff Date” means February 28, 2022.

•	The term “Title Documents” means the Certificate of Title, Application for Title, Lien Statement, Electronic Title Document, or Title Request Form.

•	The term “Electronic Lien Title State List” means a list of states provided by the Company for which Title Documents are filed electronically. The list included the states of California and Florida.

•	The term “Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the Data File, as described in Exhibit B.

•
The term “XML Data File Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value related to the XML Data File, as described in Exhibit C.

•
The term “Source Documents” means the following information provided by the Company: Motor Vehicle Installment Sale Contract, Modification Letter, Florida Vehicle Website, Electronic Lien Title State List, Title Documents, Registration Application, Credit Application, information obtained from the Company’s Customer Express System, Company’s Funding System, Company’s Credit System, and Loan Center System.

•	The term “Provided Information” means the Source Documents, Data File Instructions, and XML Data File Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

I.	Data File Procedures

A.
We randomly selected 100 Receivables from the Data File (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.
For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions

First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract

Original Amount Financed (FinanceAmt)	Motor Vehicle Installment Sale Contract

Current Principal Balance (RemainingBalanceAmt)	Company’s Customer Express System

New/Used Classification (NewUsedCode)	Motor Vehicle Installment Sale Contract, Company’s Funding System, and Data File Instructions

Interest Rate (APR)	Motor Vehicle Installment Sale Contract, Modification Letter

Monthly Base Payment Amount	Company’s Customer Express System, Motor Vehicle

Attribute (Field Name in the Data File)	Source Document(s)/Data File Instructions

(MonthlyPaymentAmt)	Installment Sale Contract, Modification Letter

Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract

State of Registration (GaragingStateCode)	Title Documents

Vehicle Identification Number (VIN)	Motor Vehicle Installment Sale Contract

Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract

Adjusted Manufacturer’s Suggested Retail Price (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract

FICO Credit Score (HighestTotalCreditScore)	Company’s Credit System, Loan Center System

Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Installment Sale Contract and Data File Instructions

Days Past Due (MaxDaysOver)	Company’s Customer Express System and Data File Instructions

C.	For each Selected Receivable, we observed the presence of the following in the Source Documents:

•
Title Documents utilizing the Data File Instructions. We did not perform any procedures to determine if the Title Documents complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest.

•	Signed Original Motor Vehicle Installment Sale Contract. We make no representation regarding the authenticity of the signatures.

II.	XML Data File Procedures

For each Selected Receivable, we compared or recomputed the specified attributes in the XML Data File listed below to or using the corresponding information included in the Source Documents, utilizing the XML Data File Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the XML Data File to the Source Documents for each of the attributes identified, utilizing the XML Data File Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions

Receivable Number (PCD_ACCT_NBR)	Company’s Customer Express System

Origination Date (OriginationDate)	Motor Vehicle Installment Sale Contract

Original Receivable Amount (FinanceAmt)	Motor Vehicle Installment Sale Contract

Original Term to Maturity (OriginalTerm)	Motor Vehicle Installment Sale Contract

Maturity Date (ContractEndDate)	Company’s Customer Express System, Motor Vehicle

Attribute (Field Name in the XML Data File)	Source Document(s)/XML Data File Instructions

Installment Sale Contract

First Payment Date (FirstPaymentDate)	Motor Vehicle Installment Sale Contract

Subvented - Yes/No (Subvented)	Company’s Funding System, Loan Center System, and XML Data File Instructions

Vehicle Model (ModelName)	Motor Vehicle Installment Sale Contract

Vehicle Model Year (ModelYear)	Motor Vehicle Installment Sale Contract

Vehicle Type (VehicleTypeCode)	Motor Vehicle Installment Sale Contract, Credit Application, and XML Data File Instructions

Original Vehicle Value (MSRPAmt)	Company’s Funding System, Credit Application, Motor Vehicle Installment Sale Contract

FICO Credit Score (HighestTotalCreditScore)	Company’s Credit System, Loan Center System

Cosigner – Yes/No (CoSignerIndicator)	Credit Application, Loan Center System, and XML Data File Instructions

State of Registration (GaragingStateCode)	Title Documents

Remaining Term to Maturity (RemainingTerm)	Motor Vehicle Installment Sale Contract and XML Data File Instructions

Monthly Base Payment Amount (MonthlyPaymentAmt)	Company’s Customer Express System, Motor Vehicle Installment Sale Contract, Modification Letter

Days Past Due (MaxDaysOver)	Company’s Customer Express System, and XML Data File Instructions

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and XML Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, XML Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivable being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
April 29, 2022

Exhibit A – The Selected Receivables

Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number	Selected Receivable Number	Receivable Number
1	****539467	35	****837974	69	****090934
2	****827816	36	****838539	70	****098019
3	****875344	37	****841633	71	****109123
4	****994870	38	****845584	72	****109881
5	****221996	39	****872158	73	****117499
6	****226378	40	****882290	74	****118053
7	****277779	41	****899323	75	****129364
8	****352185	42	****900861	76	****130813
9	****397921	43	****920273	77	****137595
10	****420830	44	****927200	78	****145241
11	****489490	45	****928174	79	****151363
12	****500981	46	****941793	80	****151838
13	****544250	47	****945349	81	****183818
14	****552137	48	****949590	82	****193914
15	****650044	49	****950521	83	****200958
16	****664414	50	****954267	84	****205909
17	****671789	51	****955015	85	****214397
18	****695717	52	****985630	86	****217451
19	****700215	53	****986206	87	****243497
20	****705195	54	****998412	88	****257554
21	****716280	55	****012441	89	****276755
22	****747789	56	****017252	90	****277897
23	****780605	57	****024344	91	****279683
24	****787061	58	****035236	92	****284396
25	****796012	59	****037478	93	****286803
26	****797360	60	****042708	94	****290096
27	****797427	61	****043060	95	****295120
28	****800577	62	****043340	96	****301099
29	****807140	63	****053510	97	****308541
30	****820649	64	****065003	98	****312119
31	****826313	65	****069744	99	****312477
32	****829139	66	****080284	100	****314811
33	****830215	67	****082400
34	****830481	68	****084571

A-1

Exhibit B - Data File Instructions

Attribute	Data File Instructions
New/Used Classification (NewUsedCode)	Observe using the Company’s Funding System if the vehicle was a service loaner car and deem the New/Used Classification to be “New” if the motor vehicle was a service loaner car.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Motor Vehicle Installment Sale Contract and the Cutoff Date.
Days Past Due (MaxDaysOver)	Recompute the Days Past Due as follows:
(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

if the paid through date set forth in the Company’s Customer Express System was after the Cutoff Date:
a.
if the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

		b.	if the due date set forth in the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of days past due to be zero.
(iii)
if the paid through date set forth in the Company’s Customer Express System was equal to the Cutoff Date and the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, assume the number of days past due to be zero.

Title Documents
Observe the Title Documents for each Selected Receivable listing the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on any of the observed Title Documents.

In the event there were no Title Documents available and the State of Registration was on the Electronic Lien Title State List, perform the following procedures: (i) observe that the Electronic Lien Title was issued in the Company’s Customer Express System, and (ii) observe that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on the Registration Application.

In the event Title Documents related to Receivables in the State of Florida were missing, search for the Title Documents using the VIN on the Florida Vehicle Website at https://services.flhsmv.gov/MVCheckWeb/ and identify that the Company’s security interest in the motor vehicle was listed as “BMW Bank of North America” and named as the owner of the vehicle on any of the observed Title Documents.

B-1

Exhibit C - XML Data File Instructions

Attribute	XML Data File Instructions
Subvented - Yes/No (Subvented)	For the purposes of identifying if a receivable was subvented (Subvented) field is equal to 1, 2, or 98 in the XML Data File, as provided by the Company):
	(i)	If the Rate Type in the Company’s Funding System indicates “Sales Support,” the receivable is considered “subvented.”
	(ii)	If the Rate Type in the Company’s Funding System is “New,” perform the following procedures:
		a.	if the BMW Defined Rate in the Company’s Funding System is not equal to the rate on the Motor Vehicle Installment Sale Contract, the receivable is considered “subvented.”
		b.	if the Motor Vehicle Installment Sale Contract indicates a cash rebate was used, the receivable is considered “subvented.”
Vehicle Type (VehicleTypeCode)	Consider a Vehicle Type (VehicleTypeCode) of “1” to be a car and a Vehicle Type (VehicleTypeCode) of “3” equals to be an SUV.
Cosigner – Yes/No (CoSignerIndicator)	Consider business receivables for which an individual signed as the guarantor for the receivable as “Yes” in the Consigner (CoSignerIndicator) field.
Remaining Term to Maturity (RemainingTerm)	Recompute the Remaining Term to Maturity using the Maturity Date contained in the Motor Vehicle Installment Sale Contract and the Cutoff Date.
Days Past Due (MaxDaysOver)	Recompute the Days Past Due as follows:
(i)
if the paid through date set forth in the Company’s Customer Express System was prior to the due date set forth in the Company’s Customer Express System, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

	(ii)	if the paid through date set forth in the Company’s Customer Express System was after the Cutoff Date:
a.
if the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, recompute the number of days past due as the number of days between and including the Cutoff Date and the due date set forth in the Company’s Customer Express System; and

		b.	if the due date set forth in the Company’s Customer Express System was not equal to the Cutoff Date, assume the number of days past due to be zero.
(iii)
if the paid through date set forth in the Company’s Customer Express System was equal to the Cutoff Date and the due date set forth in the Company’s Customer Express System was equal to the Cutoff Date, assume the number of days past due to be zero.

C-1